Fixed Assets, Net (Details) - Schedule of Fixed Assets Net Consisted - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed Assets, gross		$ 873	$ 103
Fixed assets, gross	$ 1,085	873
Less: accumulated depreciation	(140)	(80)	(2)
Fixed assets, net	945	793	101
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Fixed Assets, gross	638	601
Catamaran Tray Sets [Member]
Property, Plant and Equipment [Line Items]
Fixed Assets, gross	348	193	77
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed Assets, gross	76	56	17
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed Assets, gross	14	14
2520 Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed Assets, gross	$ 9	$ 9